22. STOCK OPTIONS (Details 2) (USD $)	Dec. 31, 2012
10/23/2021 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,000,000
Exercise Price per Share	$ 0.44
10/23/2021 [Member] | Gregory Coates [Member]
Title	Director and President, Technology Division
Number of Shares of Common Stock Underlying Stock Options	500,000
Exercise Price per Share	$ 0.44
11/4/2024 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.43
11/17/2025 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	275,000
Exercise Price per Share	$ 0.40
11/17/2025 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	85,000
Exercise Price per Share	$ 0.40
7/25/2026 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,800,000
Exercise Price per Share	$ 0.25
6/24/2027 [Member] | George J. Coates [Member]
Title	Chairman, Chief Executive Officer and President
Number of Shares of Common Stock Underlying Stock Options	1,815,000
Exercise Price per Share	$ 0.06
6/24/2027 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	667,000
Exercise Price per Share	$ 0.06
8/8/2026 [Member] | Gregory Coates [Member]
Title	Director and President, Technology Division
Number of Shares of Common Stock Underlying Stock Options	1,800,000
Exercise Price per Share	$ 0.24
10/18/2021 [Member] | Barry C. Kaye [Member]
Title	Director, Treasurer and Chief Financial Officer
Number of Shares of Common Stock Underlying Stock Options	125,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Dr. Michael J. Suchar [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 3/28/2022 [Member] | Richard Whitworth [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
11/3/2024 [Member] | Dr. Frank J. Adipietro [Member]
Title	Non-employee Director
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.43
12/27/2024 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	50,000
Exercise Price per Share	$ 0.39
2/15/2026 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	200,000
Exercise Price per Share	$ 0.25
6/20/2027 [Member] | Richard W. Evans [Member]
Title	Non-employee Director and Secretary
Number of Shares of Common Stock Underlying Stock Options	3,125,000
Exercise Price per Share	$ 0.06
  4/4/2022 [Member] | William Wolf. Esq. [Member]
Title	Outside General Counsel
Number of Shares of Common Stock Underlying Stock Options	25,000
Exercise Price per Share	$ 0.44
 10/7/2015 [Member] | Company Supplier [Member]
Title	Company Supplier
Number of Shares of Common Stock Underlying Stock Options	30,000
Exercise Price per Share	$ 1.00